Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Company grants equity awards, including stock options, to its employees, including the named executive officers. Historically, the Company has granted new-hire
equity awards on or soon after a new hire’s employment start date and annual employee equity awards, including stock options, in the second quarter of each fiscal year, which annual grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in the previous quarter. The Company’s typical practice is to grant annual employee equity awards on the first day of the month following the month in which the awards are approved. Also, non-employee
directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the
Non-Employee
Director Compensation Policy, as further described under the heading, “Director Compensation—Cash and Equity Compensation” below. The Company does not otherwise maintain any written policies on the timing of granting equity awards, such as stock options, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting equity awards on the first day of the month following the month in which the awards are approved, the Compensation Committee generally does not take material nonpublic information into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of material nonpublic information. The Company has not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s typical practice is to grant annual employee equity awards on the first day of the month following the month in which the awards are approved. Also, non-employee
directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the
Non-Employee
Director Compensation Policy, as further described under the heading, “Director Compensation—Cash and Equity Compensation” below. The Company does not otherwise maintain any written policies on the timing of granting equity awards, such as stock options, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting equity awards on the first day of the month following the month in which the awards are approved, the Compensation Committee generally does not take material nonpublic information into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false